Summary of Significant Accounting Policies - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Unamortized debt discount	$ 227,851	$ 77,442